[THE AMERICAN FUNDS GROUP/R/]

ICA
THE INVESTMENT COMPANY OF AMERICA

[seven photographs representing the past seven decades: (1) photograph of three men building an early automobile (2) photograph of an old-time movie camera (3) photograph of two men working at an oil well (4) photograph of a propellared airplane (5) photograph of a human-size, old computer server/mainframe (6) photograph of a satellite antenna (7) close-up photograph of a computer chip]

2001 SEMI-ANNUAL REPORT
For the six months ended June 30



ICA/SM/
The Investment Company of America/r/ is one of the 29 American Funds,/SM/ the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

ICA seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

2001 RESULTS AT A GLANCE
For the six months ended June 30
(with dividends and capital gain distributions reinvested)
                                   Standard &      Lipper Inc.
                                   Poor's 500    Growth & Income
                         ICA     Composite Index  Funds Average*
Income Return          +0.84%         +0.58%            n.a.
Capital Return         -2.26%         -7.25%            n.a.
Total Return           -1.42%         -6.67%           -3.77%

*Average of 1,056 growth-and-income funds. Lipper averages do not reflect the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Results for other share classes can be found on the inside back cover. Here are the returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2001:
                                        1 Year  5 Years  10 Years
CLASS A SHARES
Reflecting 5.75% maximum sales charge
  Total return                          -5.86%  +98.43%  +280.24%
  Average annual compound return           -    +14.69%  + 14.29%

The fund's 30-day yield for Class A shares as of July 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 1.30%.

Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.


FELLOW SHAREHOLDERS

ICA continued to resist the prolonged downward trend in stock prices that extended through the first half of 2001. The fund had a slightly negative total return of 1.4% for the six-month period ended June 30, assuming reinvestment of the 24-cents-a-share capital gain distribution in March and 13-cents-a-share income dividends in March and June. That was considerably better than the 6.7% decline in Standard & Poor's 500 Composite Index.

The contrast is even more pronounced looking back twelve months. ICA's return was essentially flat (-0.1%), while the S&P 500, a measure of mostly large U.S. companies but dominated by a handful of major technology concerns, dropped 14.8%.


FOCUSING ON THE LONG TERM

What made the difference was ICA's investment approach, focusing on companies with solid long-term outlooks and often consistent dividend-paying records. Over the six months, the fund did particularly well with its largest holdings. Of the ten biggest, six gained ground in price and only two fared worse than the S&P index.

Several of the major holdings rose significantly. Lowe's, one of the largest do-it-yourself home improvement retailers, jumped more than 60%; Bank of America led most major banks with a 31% gain; and AT&T was up 27%. All are long-term holdings.

Pharmaceutical stocks, which have contributed significantly to portfolio gains in the past, did less well; of the largest holdings, Pharmacia was down 25% and Pfizer dropped 13%.


AVOIDING THE DOT-COM COLLAPSE

By basing its investments on painstaking research rather than following fads, ICA's adviser, Capital Research and Management Company, was largely a bystander as the wind blew out of the ballooning price of Internet stocks last year.

Since then, slowing economic growth and disappointing corporate earnings have been depressing stock prices. Looking beyond the current situation, we believe the market pullback is beginning to create opportunities to find better long-term values.

Sincerely,

/s/ R. Michael Shanahan
R. Michael Shanahan
President

August 14, 2001


INVESTMENT PORTFOLIO - JUNE 30, 2001                            Unaudited

                                                               Percent of
Largest Investment Categories                                  Net Assets

Media                                                                8.30%
Pharmaceuticals                                                      8.06
Technology Hardware & Equipment                                      7.20


Largest Industry Holdings

Media                                                                8.30%
Pharmaceuticals                                                      8.06
Oil & Gas                                                            5.87
Diversified Financials                                               5.67
Banks                                                                4.53


Largest Individual Holdings

Philip Morris                                                        3.03%
Viacom                                                               2.94
Fannie Mae                                                           2.84
AOL Time Warner                                                      2.36
Pfizer                                                               2.11
Royal Dutch Petroleum/"Shell" Transport and Trading                  1.89
Pharmacia                                                            1.79
Lowe's                                                               1.55
Bank of America                                                      1.54
AT&T                                                                 1.40


Companies Appearing in the Portfolio Since December 31, 2000

ALLTEL
Altera
America Movil
Anheuser-Busch
Clear Channel Communications
Consolidated Edison
Eli Lilly
ENI SpA
FPL Group
General Electric
Hartford Financial Services Group
Novartis
TXU


Companies Eliminated from the Portfolio Since December 31, 2000

Bayer
Burlington Resources
Imperial Chemical Industries
Louisiana-Pacific
Massey Energy
Northrop Grumman
OneSteel
Palm
Ralston Purina
Telefonos de Mexico
Wachovia
Xerox

                                                                                                Unaudited

                                                                                       Market     Percent
                                                                      Number of         Value      of Net
Equity Securities                                                        Shares    (millions)      Assets

ENERGY
Energy Equipment & Services  -  1.08%
Baker Hughes Inc.                                                      8,425,000   $   282.237        .50%
Halliburton Co.                                                        1,000,000        35.600         .06
Halliburton Co.                                                        5,650,000       297.472         .52

Oil & Gas  -  5.87%
BP PLC (formerly BP Amoco PLC)(ADR)                                    2,500,000       124.625         .22
Chevron Corp.                                                          5,420,000       490.510         .86
Conoco Inc., Class A                                                   4,900,000       138.180
Conoco Inc., Class B                                                   4,075,000       117.767         .45
ENI SpA                                                               10,000,000       122.260         .21
Exxon Mobil Corp.                                                      1,500,000       131.025         .23
Murphy Oil Corp.                                                       2,075,000       152.720         .27
Phillips Petroleum Co.                                                 4,623,800       263.557         .46
Royal Dutch Petroleum Co. (New York registered)                       16,300,000       949.801
"Shell" Transport and Trading Co., PLC                                 2,500,000       125.850        1.89
 (New York registered)
Texaco Inc.                                                            3,384,600       225.414         .40
TOTAL FINA ELF SA, Class B                                             1,200,000       168.351         .30
Unocal Corp.                                                           7,190,000       245.538         .43
USX-Marathon Group                                                     2,800,000        82.628         .15
                                                                                     3,953.535        6.95

MATERIALS
Chemicals  -  1.00%
Air Products and Chemicals, Inc.                                         200,000         9.150         .02
Dow Chemical Co.                                                      16,850,000       560.262         .98

Metals & Mining  -  1.65%
Alcoa Inc.                                                            13,929,700       548.830         .96
Barrick Gold Corp.                                                     9,000,000       136.350         .24
BHP Billiton Ltd. (formerly BHP Ltd.)                                  4,557,966        24.138
BHP Billiton Ltd., deferred shares /1/                                 4,854,689        26.353         .09
Newmont Mining Corp.                                                   4,250,000        79.092         .14
Phelps Dodge Corp.                                                     1,000,000        41.500         .07
Placer Dome Inc.                                                       5,600,000        54.880         .10
WMC Ltd.                                                               6,500,000        31.739         .05

Paper & Forest Products  -  1.25%
Georgia-Pacific Corp., Georgia-Pacific Group                           8,333,858       282.101         .50
International Paper Co.                                                4,497,235       160.551         .28
Weyerhaeuser Co.                                                       4,850,000       266.604         .47
                                                                                     2,221.550        3.90

CAPITAL GOODS
Aerospace & Defense  -  1.70%
Boeing Co.                                                             1,550,000        86.180         .15
Honeywell International Inc.                                           4,500,000       157.455         .28
Lockheed Martin Corp.                                                  4,400,000       163.020         .29
Raytheon Co. (formerly Raytheon Co., Class A                          10,907,735       289.600         .51
 and Raytheon Co., Class B)
United Technologies Corp.                                              3,700,000       271.062         .47

Construction & Engineering  -  0.07%
Fluor Corp.                                                              931,000        42.035         .07

Industrial Conglomerates  -  0.93%
General Electric Co.                                                   3,000,000       146.250         .26
Minnesota Mining and Manufacturing Co.                                 1,920,000       219.072         .38
Siemens AG                                                             2,700,000       163.745         .29

Machinery  -  1.42%
Caterpillar Inc.                                                       2,500,000       125.125         .22
Cummins Inc. (formerly Cummins Engine Co., Inc.)                       1,700,000        65.790         .12
Deere & Co.                                                            6,200,000       234.670         .41
Illinois Tool Works Inc.                                               3,400,000       215.220         .38
Ingersoll-Rand Co.                                                     1,800,000        74.160         .13
Parker Hannifin Corp.                                                  2,200,000        93.368         .16
                                                                                     2,346.752        4.12

COMMERCIAL SERVICES & SUPPLIES
Commercial Services & Supplies  -  1.90%
Cendant Corp.  /1/                                                    14,113,500       275.213         .48
First Data Corp.                                                         500,000        32.125         .06
IMS Health Inc.                                                        3,200,000        91.200         .16
Pitney Bowes Inc.                                                      3,515,100       148.056         .26
Sabre Holdings Corp., Class A  /1/                                     5,159,680       257.984         .45
Waste Management, Inc.                                                 9,030,000       278.305         .49
                                                                                     1,082.883        1.90

TRANSPORTATION
Air Freight & Couriers  -  0.20%
FedEx Corp.  /1/                                                       2,870,000       115.374         .20

Airlines  -  0.39%
AMR Corp.  /1/                                                         3,350,000       121.035         .21
Delta Air Lines, Inc.                                                  2,242,100        98.832         .18

Road & Rail  -  0.31%
Burlington Northern Santa Fe Corp.                                     2,900,000        87.493         .15
Canadian Pacific Ltd.                                                  2,300,000        89.125         .16
                                                                                       511.859         .90

AUTOMOBILES & COMPONENTS
Auto Components  -  0.25%
Dana Corp.                                                             2,121,500        49.516         .09
Delphi Automotive Systems Corp.                                        5,764,088        91.822         .16

Automobiles  -  0.94%
Ford Motor Co.                                                         2,500,000        61.375         .11
General Motors Corp.                                                   4,400,000       283.140         .50
Honda Motor Co., Ltd.                                                  4,360,000       191.694         .33
                                                                                       677.547        1.19
CONSUMER DURABLES & APPAREL
Household Durables  -  0.23%
Newell Rubbermaid Inc.                                                 5,300,000       133.030         .23

Textiles & Apparel  -  0.46%
NIKE, Inc., Class B                                                    6,232,300       261.694         .46
                                                                                       394.724         .69

HOTELS, RESTAURANTS & LEISURE
Hotels, Restaurants & Leisure  -  0.48%
McDonald's Corp.                                                      10,150,000       274.659         .48


MEDIA
Media  -  8.30%
AOL Time Warner Inc. (formed by the merger of                         25,300,000     1,340.900        2.36
 America Online, Inc. and Time Warner Inc.) /1/
AT&T Corp. Liberty Media Group, Class A /1/                           23,000,000       402.270         .71
Clear Channel Communications, Inc. /1/                                 8,948,800       561.090         .98
Dow Jones & Co., Inc.                                                  1,275,100        76.136         .13
General Motors Corp., Class H  /1/                                     1,500,000        30.375         .05
Interpublic Group of Companies, Inc.                                   9,045,100       265.474         .47
Knight-Ridder, Inc.                                                    2,850,500       169.035         .30
Viacom Inc., Class A  /1/                                              2,392,800       126.914
Viacom Inc., Class B (merged with Infinity                            29,914,000     1,548.049        2.94
 Broadcasting Corp.) /1/
Walt Disney Co.                                                        7,012,900       202.603         .36
                                                                                     4,722.846        8.30

RETAILING
Multiline Retail  -  0.73%
Dollar General Corp.                                                   7,530,900       146.853         .26
May Department Stores Co.                                              2,800,000        95.928         .17
Wal-Mart Stores, Inc.                                                  3,500,000       170.800         .30

Specialty Retail  -  2.75%
AutoZone, Inc.  /1/                                                    4,140,000       155.250         .27
Gap, Inc.                                                              7,000,000       203.000         .36
Limited Inc.                                                          15,800,000       261.016         .46
Lowe's Companies, Inc.                                                12,159,700       882.186        1.55
Staples, Inc. /1/                                                      4,000,000        63.960         .11
                                                                                     1,978.993        3.48

FOOD & DRUG RETAILING
Food & Drug Retailing  -  0.55%
Albertson's, Inc.                                                      6,666,500       199.928         .35
Walgreen Co.                                                           3,375,100       115.260         .20
                                                                                       315.188         .55

FOOD, BEVERAGE & TOBACCO
Beverages  -  1.45%
Anheuser-Busch Companies, Inc.                                         1,250,000        51.500         .09
Coca-Cola Co.                                                          4,250,000       191.250         .34
PepsiCo, Inc.                                                         13,100,000       579.020        1.02

Food Products  -  1.36%
General Mills, Inc.                                                    7,600,000       332.728         .58
H.J. Heinz Co.                                                         3,800,000       155.382         .27
Sara Lee Corp.                                                        10,400,000       196.976         .35
Unilever NV (New York Registered)                                      1,500,000        89.355         .16

Tobacco  -  3.46%
Philip Morris Companies Inc.                                          34,000,000     1,725.500        3.03
R.J. Reynolds Tobacco Holdings, Inc.                                   4,461,666       243.607         .43
                                                                                     3,565.318        6.27

HOUSEHOLD & PERSONAL PRODUCTS
Household Products  -  0.31%
Kimberly-Clark Corp.                                                   2,485,400       138.934         .24
Procter & Gamble Co.                                                     600,000        38.280         .07

Personal Products  -  0.70%
Avon Products, Inc.                                                    7,039,800       325.802         .57
Gillette Co.                                                           2,500,000        72.475         .13

                                                                                       575.491        1.01
HEALTH CARE EQUIPMENT & SERVICES
Health Care Equipment & Supplies  -  0.33%
Applera Corp. - Applied Biosystems Group                               2,995,300        80.124         .14
Becton, Dickinson and Co.                                              1,500,000        53.685         .10
Guidant Corp. /1/                                                      1,396,900        50.288         .09

Health Care Providers & Services  -  1.42%
Aetna Inc.                                                             5,450,000       140.992         .25
Cardinal Health, Inc.                                                  5,371,500       370.634         .65
HCA - The Healthcare Co.                                               6,600,000       298.254         .52
                                                                                       993.977        1.75

PHARMACEUTICALS & BIOTECHNOLOGY
Pharmaceuticals  -  8.06%
Abbott Laboratories                                                    3,000,000       144.030         .25
American Home Products Corp.                                           3,200,000       187.008         .33
AstraZeneca PLC                                                       15,110,900       702.390
AstraZeneca PLC (ADR)                                                    199,000         9.303        1.25
Bristol-Myers Squibb Co.                                              10,507,600       549.547         .97
Eli Lilly and Co.                                                      3,000,000       222.000         .39
Merck & Co., Inc.                                                      4,100,000       262.031         .46
Novartis AG                                                            1,366,000        49.489
Novartis AG (ADR)                                                      1,121,556        40.544         .16
Pfizer Inc                                                            30,000,000     1,201.500        2.11
Pharmacia Corp.                                                       22,200,000     1,020.090        1.79
Schering-Plough Corp.                                                  5,500,000       199.320         .35
                                                                                     4,587.252        8.06

BANKS
Banks  -  4.53%
Bank of America Corp.                                                 14,584,240       875.492        1.54
BANK ONE CORP.                                                         7,085,000       253.643         .45
Comerica Inc.                                                            750,000        43.200         .08
First Union Corp.                                                      2,610,000        91.193         .16
FleetBoston Financial Corp.                                              850,000        33.533         .06
Lloyds TSB Group PLC                                                   3,700,000        37.190         .06
National City Corp.                                                    2,237,100        68.858         .12
Toronto-Dominion Bank                                                  4,848,900       123.753         .22
U.S. Bancorp                                                           3,162,500        72.073         .13
Washington Mutual, Inc.                                               11,250,000       422.438         .74
Wells Fargo & Co.                                                     11,925,000       553.678         .97
                                                                                     2,575.051        4.53

DIVERSIFIED FINANCIALS
Diversified Financials  -  5.67%
Fannie Mae                                                            18,996,800     1,617.578        2.84
Freddie Mac                                                            3,150,000       220.500         .39
Household International, Inc.                                          8,000,000       533.600         .94
MBNA Corp.                                                             1,850,000        60.958         .11
Moody's Corp.                                                          1,748,700        58.581         .10
Providian Financial Corp.                                              4,750,000       281.200         .50
USA Education Inc.                                                     6,182,000       451.286         .79
                                                                                     3,223.703        5.67

INSURANCE
Insurance  -  3.45%
Allstate Corp.                                                         7,550,000       332.125         .58
American General Corp.                                                 4,100,000       190.445         .34
American International Group, Inc.                                     5,062,500       435.375         .77
Aon Corp.                                                              1,050,000        36.750         .06
Berkshire Hathaway Inc., Class A /1/                                       2,163       150.112         .26
Chubb Corp.                                                            1,300,000       100.659         .18
Hartford Financial Services Group, Inc.                                2,500,000       171.000         .30
Jefferson-Pilot Corp.                                                  3,300,000       159.456         .28
Lincoln National Corp.                                                 1,800,000        93.150         .16
Marsh & McLennan Companies, Inc.                                         882,200        89.102         .16
SAFECO Corp.                                                           2,900,000        85.550         .15
St. Paul Companies, Inc.                                               2,400,000       121.656         .21
                                                                                     1,965.380        3.45

SOFTWARE & SERVICES
IT Consulting & Services  -  0.66%
Computer Sciences Corp.  /1/                                           4,880,000       168.848         .30
Electronic Data Systems Corp.                                          3,282,700       205.169         .36

Software  -  1.69%
Computer Associates International, Inc.                                3,500,000       126.000         .22
Microsoft Corp.  /1/                                                   7,597,300       554.603         .97
Oracle Corp.  /1/                                                     14,915,300       283.391         .50

                                                                                     1,338.011        2.35
TECHNOLOGY HARDWARE & EQUIPMENT
Communications Equipment  -  2.33%
Cisco Systems, Inc. /1/                                               21,822,400       397.168         .70
Corning Inc.                                                          12,381,000       206.887         .36
Lucent Technologies Inc.                                               4,300,000        26.660         .05
Motorola, Inc.                                                         5,500,000        91.080         .16
Nokia Corp., Class A (ADR)                                            13,170,000       290.267         .51
Telefonaktiebolaget LM Ericsson, Class B (ADR)                        57,340,000       310.783         .55

Computers & Peripherals  -  2.16%
Compaq Computer Corp.                                                  8,800,000       136.312         .24
Dell Computer Corp.  /1/                                               3,463,750        90.577         .16
Fujitsu Ltd.                                                           2,250,000        23.648         .04
Hewlett-Packard Co.                                                   10,956,500       313.356         .55
International Business Machines Corp.                                  5,900,000       666.700        1.17

Electronic Equipment & Instruments  -  0.48%
Agilent Technologies, Inc.  /1/                                        2,439,080        79.270         .14
Hitachi, Ltd.                                                          8,500,000        83.541         .15
Thermo Electron Corp.  /1/                                             5,000,000       110.100         .19

Semiconductor Equipment & Products  -  2.23%
Altera Corp. /1/                                                       7,713,100       223.680         .39
Intel Corp.                                                            4,000,000       117.000         .21
Linear Technology Corp.                                                3,000,000       132.660         .23
Micron Technology, Inc.  /1/                                           5,200,000       213.720         .38
Texas Instruments Inc.                                                18,523,800       583.500        1.02
                                                                                     4,096.909        7.20

TELECOMMUNICATION SERVICES
Diversified Telecommunication Services - 3.48%
ALLTEL Corp.                                                           3,290,000       201.545         .35
AT&T Corp.                                                            36,308,600       798.789        1.40
Deutsche Telekom AG                                                    3,600,000        81.407         .14
Qwest Communications International Inc.                                1,085,200        34.585         .06
SBC Communications Inc.                                                8,341,100       334.144         .59
Sprint FON Group                                                       7,840,000       167.462         .30
Verizon Communications Inc.                                            4,240,800       226.883         .40
WorldCom, Inc. - WorldCom Group (formerly                              9,505,000       134.971         .24
 WorldCom, Inc.) /1/

Wireless Telecommunication Services - 0.62%
America Movil SA de CV (ADR)                                           1,800,000        37.548         .06
Sprint PCS Group  /1/                                                  3,920,000        94.668         .17
Vodafone Group PLC (ADR)                                              10,000,000       223.500         .39
                                                                                     2,335.502        4.10

UTILITIES
Electric Utilities  -  1.34%
American Electric Power Co., Inc.                                        550,000        25.394         .04
Consolidated Edison, Inc.                                              1,166,900        46.443         .08
Dominion Resources, Inc.                                               3,631,912       218.387         .38
Duke Energy Corp.                                                      1,300,000        50.713         .09
FPL Group, Inc.                                                        1,000,000        60.210         .11
Pinnacle West Capital Corp.                                            3,229,800       153.093         .27
Southern Co.                                                           4,386,500       101.986         .18
TXU Corp.                                                              2,193,200       105.690         .19

Multi-Utilities  -  0.30%
Williams Companies, Inc.                                               5,250,000       172.988         .30
                                                                                       934.904        1.64

MISCELLANEOUS  -  2.42%
Equity securities in initial period of                                               1,374.871        2.42
 acquisition

Total Equity Securities -                                                           46,046.905       80.91
 (cost: $29,257.622 million)





                                                                      Principal
                                                                         Amount
Short-Term Securities                                                (millions)

U.S. Treasuries & Other Federal
 Agencies  -  15.68%
Fannie Mae 3.50%-5.07% due 7/3-12/27/2001                            $ 2,568.778   $ 2,543.682       4.47%
Federal Farm Credit Bank 3.72%-4.14% due                                 498.900       495.677         .87
 7/9-11/7/2001
Federal Home Loan Banks 3.50%-6.085% due                               2,400.947     2,388.370        4.20
 7/6-12/19/2001
Freddie Mac 3.495%-5.27% due 7/5-12/21/2001                            2,441.665     2,424.336        4.26
Student Loan Marketing Assn. 3.821%-3.901%                               180.000       180.010         .32
 due 7/19-11/15/2001 /2/
United States Treasury Bills 3.36%-5.018%                                896.700       890.395        1.56
 due 7/5-12/6/2001

Corporate Short-Term Notes  -  3.48%
Abbott Laboratories 3.90% due 7/5/2001 /3/                                36.000        35.980         .06
AIG Funding, Inc. 3.90% due 7/13/2001                                     25.000        24.965         .04
Alcoa Inc. 3.75%-4.65% due 7/10-8/14/2001                                 70.000        69.841         .12
American Express Credit Corp. 3.80%-4.00%                                 98.000        97.572         .17
 due 7/3-8/31/2001
American General Corp. 3.97% due 7/9/2001                                 30.000        29.970
American General Finance Corp. 4.25% due                                  35.600        35.499         .12
 7/24/2001
Anheuser-Busch Companies, Inc. 3.70%-3.87%                                53.000        52.762         .09
 due 8/8-9/27/2001 /3/
Archer Daniels Midland Co. 3.82%-4.80%                                    55.000        54.590         .10
 due 7/17-11/9/2001
BellSouth Corp. 3.95% due 7/16/2001 /3/                                   40.000        39.930         .07
Chevron Transport Corp. 4.22% due 7/13/2001 /3/                           10.000         9.985         .02
Citicorp 3.80%-3.87% due 8/7-8/8/2001                                     85.000        84.652         .15
Coca-Cola Co. 4.11%-4.58% due 7/9-8/17/2001                               64.005        63.740         .11
E.I. du Pont de Nemours and Co. 3.90%-3.94%                              100.000        99.853         .18
 due 7/9-7/27/2001
Ford Motor Credit Co. 3.94%-3.97% due                                     86.300        86.181         .15
 7/10-7/16/2001
Gannett Co., Inc. 3.88%-3.95% due                                        100.699       100.557         .18
 7/11-7/16/2001 /3/
General Electric Capital Services, Inc.                                   88.500        88.086         .15
 3.81%-3.96% due 7/30-8/31/2001
General Motors Acceptance Corp. 3.70%-3.93%                               50.500        50.238         .09
 due 7/26-9/4/2001
Gillette Co. 3.52%-4.65% due 7/9-10/1/2001 /3/                            86.000        85.591         .15
Hewlett-Packard Co. 3.89%-4.21% due                                      104.962       104.571         .18
 7/27-8/8/2001 /3/
Household Finance Corp. 3.82% due 8/3/2001                                50.000        49.819         .09
J.P. Morgan Chase & Co. 3.89%-4.22% due                                   75.000        74.855         .13
 7/2-7/31/2001
Kimberly-Clark Corp. 3.60% due 8/23/2001  /3/                             45.000        44.757         .08
Merck & Co., Inc. 3.97% due 7/5/2001                                      30.000        29.983         .05
Minnesota Mining and Manufacturing Co.                                    50.000        49.818         .09
 3.64%-4.14% due 7/20-8/24/2001
Pfizer Inc 3.61%-3.91% due 7/5-8/2/2001 /3/                               47.500        47.455         .08
Pitney Bowes Credit Corp. 4.20% due 7/2/2001                              25.000        24.994         .04
Procter & Gamble Co. 3.86% due 7/12/2001                                  25.000        24.968         .04
SBC Communications Inc. 3.70%-3.91% due                                   47.500        47.396         .08
 7/10-7/27/2001 /3/
Schering Corp. 3.83% due 8/30/2001                                        50.000        49.675         .09
Target Corp. 3.88%-3.89% due 7/13-7/16/2001                               35.000        34.944         .06
Texaco Inc. 3.91% due 7/11/2001                                           50.000        49.940         .09
Tribune Co. 3.64%-3.92% due 7/12-8/20/2001 /3/                            42.600        42.485         .08
Verizon Global Funding Corp. 3.58%-4.25% due                              52.800        52.655         .09
 7/6-8/23/2001  /3/
Wal-Mart Stores, Inc. 3.65%-3.87% due                                     48.000        47.900         .08
 7/17-7/24/2001  /3/
Walt Disney Co. 3.82% due 11/9/2001                                       50.000        49.317         .09
Wells Fargo & Co. 3.66%-3.95% due                                         50.000        49.841         .09
 7/20-8/10/2001

Certificates of Deposit  -  0.03%
BANK ONE CORP. 6.965% due 7/16/2001                                       15.000        15.009         .03

Non-U.S. Currency  -  0.01%
New Taiwanese Dollar                                                NT$ 275.100          8.002         .01



Total Short-Term Securities -                                                       10,930.846       19.20
 (cost: $10,929.701 million)
Excess of payables over cash and receivables                                            63.048         .11
Total Short-Term Securities, Cash and                                               10,867.798       19.09
 Receivables, Net of Payables
NET ASSETS                                                                         $56,914.703     100.00%

/1/ Non-income-producing security.
/2/ Coupon rate may change periodically.
/3/ Purchased in a private placement
    transaction; resale may be limited to
    qualified institutional buyers;
    resale to the public may require
    registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                               Unaudited
at June 30, 2001                                                            (dollars in  millions)

Assets:
Investment securities at market
 (cost: $29,257.622)                                                                            $46,046.905
Short-term securities at market
 (cost: $10,929.701)                                                                             10,930.846
Cash                                                                                                 10.896
Receivables for -
 Sales of investments                                                           $70.497
 Sales of fund's shares                                                          82.810
 Dividends and interest                                                          60.345
 Other                                                                             .007             213.659
                                                                                                 57,202.306
Liabilities:
Payables for -
 Purchases of investments                                                       218.362
 Repurchases of fund's shares                                                    40.081
 Management services                                                             11.494
 Other expenses                                                                  17.666             287.603
Net Assets at June 30, 2001                                                                     $56,914.703

 Class A shares, $.001 par value
(authorized capital stock - 2,500,000,000 shares):
  Net assets                                                                                    $55,817.728
  Shares outstanding                                                                          1,853,131,110
  Net asset value per share                                                                          $30.12
 Class B shares, $.001 par value
(authorized capital stock - 1,250,000,000 shares):
  Net assets                                                                                       $878.063
  Shares outstanding                                                                             29,212,420
  Net asset value per share                                                                          $30.06
 Class C shares, $.001 par value
(authorized capital stock - 250,000,000 shares):
  Net assets                                                                                       $167.985
  Shares outstanding                                                                              5,591,990
  Net asset value per share                                                                          $30.04
 Class F shares, $.001 par value
(authorized capital stock - 250,000,000 shares):
  Net assets                                                                                        $50.927
  Shares outstanding                                                                              1,691,220
  Net asset value per share                                                                          $30.11

See Notes to Financial Statements



STATEMENT OF OPERATIONS                                                                           Unaudited
for the six months ended June 30, 2001                                      (dollars in  millions)
Investment Income:
Income:
 Dividends                                                                     $350.093
 Interest                                                                       279.251         $   629.344

Expenses:
 Management services fee                                                         68.444
 Distribution expenses - Class A                                                 65.120
 Distribution expenses - Class B                                                  3.177
 Distribution expenses - Class C                                                   .239
 Distribution expenses - Class F                                                   .017
 Transfer agent fee - Class A                                                    18.713
 Transfer agent fee - Class B                                                      .268
 Administrative services fees - Class C                                            .094
 Administrative services fees - Class F                                            .017
 Reports to shareholders                                                           .760
 Registration statement and prospectus                                            1.244
 Postage, stationery and supplies                                                 3.700
 Directors' fees                                                                   .306
 Auditing and legal fees                                                           .096
 Custodian fee                                                                     .615
 Taxes other than federal income tax                                               .579
 Other expenses                                                                    .077             163.466
Net investment income                                                                               465.878

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                   503.401
Net unrealized depreciation on investments                                                       (1,794.617)
 Net realized gain and
  unrealized depreciation
  on investments                                                                                 (1,291.216)
Net Decrease in Net Assets Resulting
 from Operations                                                                                $  (825.338)

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                          (dollars in  millions)

                                                                             Six Months          Year Ended
                                                                         Ended June 30,        December 31,
                                                                                  2001*                 2000
Operations:
Net investment income                                                       $   465.878         $   974.541
Net realized gain on investments                                                503.401           3,698.090
Net unrealized depreciation
 on investments                                                              (1,794.617)         (2,579.409)
 Net (decrease) increase in net assets
  resulting from operations                                                    (825.338)          2,093.222
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                       (475.010)           (892.064)
 Class B                                                                         (3.408)             (2.107)
 Class C                                                                          (.256)                   -
 Class F                                                                          (.141)                   -
Distributions from net realized gain on investments:
 Class A                                                                       (435.105)         (3,563.960)
 Class B                                                                         (4.372)            (21.064)
  Total dividends and distributions                                            (918.292)         (4,479.195)

Capital Share Transactions:
Proceeds from shares sold                                                     4,008.235           6,216.625
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                              843.755           4,130.694
Cost of shares repurchased                                                   (2,844.526)         (7,405.706)
 Net increase in net assets resulting
  from capital share transactions                                             2,007.464           2,941.613
Total Increase in Net Assets                                                    263.834             555.640

Net Assets:
Beginning of period                                                          56,650.869          56,095.229
End of period (including
 undistributed net investment
 income: $364.978 and $377.915,
 respectively)                                                              $56,914.703         $56,650.869

*Unaudited.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.
Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. taxes paid. For the six months ended June 30, 2001, non-U.S. taxes paid were $7,687,000.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of June 30, 2001, the cost of investment securities for federal income tax reporting purposes was $40,179,706,000. Net unrealized appreciation on investments aggregated $16,798,045,000; $18,157,403,000 related to appreciated securities and $1,359,358,000 related to depreciated securities. For the six months ended June 30, 2001, the fund realized tax basis net capital gains of $505,090,000. The tax basis net capital gains exceed the amount recorded for financial reporting purposes primarily due to a lower tax basis than book basis for certain securities sold.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $68,444,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.390% per annum of the first $1 billion of month-end net assets decreasing to 0.222% of such assets in excess of $71 billion. For the six months ended June 30, 2001, the management services fee was equivalent to an annualized rate of 0.245% of average month-end net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended June 30, 2001, aggregate distribution expenses were $65,120,000, or 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended June 30, 2001, aggregate distribution expenses were $3,177,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended June 30, 2001, aggregate distribution expenses were $239,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended June 30, 2001, aggregate distribution expenses were $17,000, or 0.25% of average daily net assets attributable to Class F shares.

As of June 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $12,802,000.

AFD received $12,624,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended June 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $18,981,000 was incurred during the six months ended June 30, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the fund. As of June 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $3,090,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended June 30, 2001, total fees under the agreement were $111,000. As of June 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $40,000.

DEFERRED DIRECTORS' AND ADVISORY BOARD FEES - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds.
These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of June 30, 2001, the cumulative amount of these liabilities was $1,511,000. Directors' and Advisory Board fees during the six months ended June 30, 2001, were $306,000, comprised of $364,000 in current fees (either paid in cash or deferred), and $58,000, representing the net decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. WARRANTS

As of June 30, 2001, the fund had warrants outstanding which may be exercised at any time for the purchase of 822,026 Class A shares at approximately $5.24 per share. If such warrants had been exercised as of June 30, 2001, the net asset value of Class A shares would have been reduced by $0.01 per share.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,166,637,000 and $4,639,545,000, respectively, during the six months ended June 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended June 30, 2001, the custodian fee of $615,000 includes $123,000 that was paid by these credits rather than in cash.

As of June 30, 2001, net assets consisted of the following:

                                                                           (dollars in millions)
Capital paid in on shares of capital stock                                           $39,237.127
Undistributed net investment income                                                      364.978
Undistributed net realized gain                                                          522.424
Net unrealized appreciation                                                           16,790.174
Net assets                                                                           $56,914.703

Capital share transactions in the fund were as follows:

                                                                                            (dollars in
                                                                                              millions)

                                                                           Six months        Six months
                                                                                ended             ended
                                                                             June 30,          June 30,
                                                                                  2001              2001
                                                                               Amount            Shares
Class A Shares:
  Sold                                                                   $  3,313.374       109,000,540
  Reinvestment of dividends and distributions                                 835.869        27,664,651
  Repurchased                                                              (2,817.488)      (93,010,531)
   Net increase in Class A                                                  1,331.755        43,654,660
Class B Shares: /1/
  Sold                                                                        473.517        15,633,495
  Reinvestment of dividends and distributions                                   7.508           249,006
  Repurchased                                                                 (24.629)         (820,611)
   Net increase in Class B                                                    456.396        15,061,890
Class C Shares: /2/
  Sold                                                                        169.516         5,637,710
  Reinvestment of dividends and distributions                                    .248             8,043
  Repurchased                                                                  (1.622)          (53,763)
   Net increase in Class C                                                    168.142         5,591,990
Class F Shares: /2/
  Sold                                                                         51.828         1,712,964
  Reinvestment of dividends and distributions                                    .130             4,202
  Repurchased                                                                   (.787)          (25,946)
   Net increase in Class F                                                     51.171         1,691,220
Total net increase in fund                                                $ 2,007.464        65,999,760





                                                                           Year ended        Year ended
                                                                         December 31,      December 31,
                                                                                  2000              2000
                                                                               Amount            Shares
Class A Shares:
  Sold                                                                   $  5,769.801       178,847,762
  Reinvestment of dividends and distributions                               4,108.241       132,121,263
  Repurchased                                                              (7,394.906)     (229,525,161)
   Net increase in Class A                                                  2,483.136        81,443,864
Class B Shares: /1/
  Sold                                                                        446.824        13,755,990
  Reinvestment of dividends and distributions                                  22.453           730,425
  Repurchased                                                                 (10.800)         (335,885)
   Net increase in Class B                                                    458.477        14,150,530
Class C Shares: /2/
  Sold                                                                            -                 -
  Reinvestment of dividends and distributions                                     -                 -
  Repurchased                                                                     -                 -
   Net increase in Class C                                                        -                 -
Class F Shares: /2/
  Sold                                                                            -                 -
  Reinvestment of dividends and distributions                                     -                 -
  Repurchased                                                                     -                 -
   Net increase in Class F                                                        -                 -
Total net increase in fund                                               $  2,941.613        95,594,394


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

Per-Share Data and Ratios
                                                               Six months
                                                                    ended      Year ended      Year ended
                                                                 June 30,    December 31,    December 31,
CLASS A                                                      2001 /1/,/2/             2000            1999
Net Asset Value, Beginning of Period                               $31.07          $32.46          $31.07

 Income from Investment Operations :
  Net investment income                                           .25 /3/         .56 /3/             .49

  Net (losses) gains on securities (both                         (.70)/3/         .65 /3/            4.45
 realized and unrealized)

   Total from investment operations                                  (.45)           1.21            4.94

 Less Distributions :
  Dividends (from net investment income)                             (.26)           (.52)           (.51)

  Distributions (from capital gains)                                 (.24)          (2.08)          (3.04)

   Total distributions                                               (.50)          (2.60)          (3.55)

Net Asset Value, End of Period                                     $30.12          $31.07          $32.46

Total Return /4/                                                   (1.42)%           3.84%          16.56%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                          $55,818         $56,212         $56,095

 Ratio of expenses to average net assets                          .58%/5/             .56%            .55%

 Ratio of net income to average net assets                       1.68%/5/            1.74%           1.54%







                                                               Year ended      Year ended      Year ended
                                                             December 31,    December 31,    December 31,
CLASS A                                                               1998            1997            1996
Net Asset Value, Beginning of Period                               $28.25          $24.23          $21.61

 Income from Investment Operations :
  Net investment income                                               .48             .51             .49

  Net (losses) gains on securities (both                             5.79            6.61            3.66
 realized and unrealized)

   Total from investment operations                                  6.27            7.12            4.15

 Less Distributions :
  Dividends (from net investment income)                             (.51)           (.50)           (.50)

  Distributions (from capital gains)                                (2.94)          (2.60)          (1.03)

   Total distributions                                              (3.45)          (3.10)          (1.53)

Net Asset Value, End of Period                                     $31.07          $28.25          $24.23

Total Return /4/                                                    22.94%          29.81%          19.35%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                          $48,498         $39,718         $30,875

 Ratio of expenses to average net assets                              .55%            .56%            .59%

 Ratio of net income to average net assets                           1.65%           1.90%           2.17%





                                                                  CLASS B         CLASS B         CLASS C
                                                               Six months
                                                                    ended     March 15 to     March 15 to
                                                                 June 30,    December 31,        June 30,
                                                             2001 /1/,/2/        2000 /1/    2001 /1/,/2/
Net Asset Value, Beginning of Period                               $31.01          $31.13          $29.05

 Income from Investment Operations :
  Net investment income /3/                                           .14             .26             .04

  Net (losses) gains on securities (both                             (.70)           1.55            1.01
 realized and unrealized) /3/

   Total from investment operations                                  (.56)           1.81            1.05

 Less Distributions :
  Dividends (from net investment income)                             (.15)           (.25)           (.06)

  Distributions (from capital gains)                                 (.24)          (1.68)            .00

   Total distributions                                               (.39)          (1.93)           (.06)

Net Asset Value, End of Period                                     $30.06          $31.01          $30.04

Total Return /4/                                                   (1.79)%           5.87%           3.63%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $878            $439            $168

 Ratio of expenses to average net assets                         1.36%/5/        1.34%/5/             .49%

 Ratio of net income to average net assets                        .89%/5/        1.06%/5/             .14%





                                                                  CLASS F
                                                              March 15 to
                                                                 June 30,
                                                             2001 /1/,/2/
Net Asset Value, Beginning of Period                               $29.10

 Income from Investment Operations :
  Net investment income /3/                                           .12

  Net (losses) gains on securities (both                             1.01
 realized and unrealized) /3/

   Total from investment operations                                  1.13

 Less Distributions :
  Dividends (from net investment income)                             (.12)

  Distributions (from capital gains)                                  .00

   Total distributions                                               (.12)

Net Asset Value, End of Period                                     $30.11

Total Return /4/                                                     3.88%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                              $51

 Ratio of expenses to average net assets                              .23%

 Ratio of net income to average net assets                            .40%



                                                               Six months
                                                                    ended    Year ended      Year ended
SUPPLEMENTAL DATA - ALL CLASSES                                  June 30,   December 31,    December 31,
                                                             2001 /1/,/2/             2000            1999
Portfolio turnover rate                                             10.11%          25.36%          27.85%





                                                             Year ended      Year ended      Year ended
SUPPLEMENTAL DATA - ALL CLASSES                             December 31,    December 31,    December 31,
                                                                      1998            1997            1996
Portfolio turnover rate                                             24.28%          26.02%          19.56%



/1/ Based on operations for the period
    shown and, accordingly, not
    representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales
    charges, including contingent deferred
    sales charges.
/5/ Annualized.

SHARE RESULTS: CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods ended June 30, 2001:

                                          1 Year   Life of Class*
CLASS B SHARES
Reflecting applicable contingent
  deferred sales charge (CDSC),
  maximum of 5%, payable
  only if shares are sold                 -5.51%       +0.09%
Not reflecting CDSC                       -0.89%       +3.06%

CLASS C AND CLASS F SHARES
Results reflecting CDSC for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of period.

*From March 15, 2000, when B shares first became available.


[The American Funds Group/r/]

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA  BDC/GRS/5127
Lit. No. ICA-013-0801